UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number      811-10427
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Portfolio of Investments
RiverSource Partners International Select Growth Fund
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.2%)(c)

Issuer	Shares		Value(a)
Australia (2.3%)
Billabong International Ltd.	139,100		$1,147,442
Cochlear Ltd.	24,610		1,573,319
Hastie Group Ltd.	800,397		1,107,658
SAI Global Ltd.	481,892		1,739,127
Seek Ltd.	57,490	(d)	393,638
UGL Ltd.	191,713	(d)	2,445,003

Total			8,406,187

Belgium (0.5%)
Eurofins Scientific	41,900		1,973,088

Bermuda (0.2%)
Textainer Group Holdings Ltd.	28,317	(d)	773,054

Brazil (5.2%)
Localiza Rent A Car SA	391,900		5,405,594
Mills Estruturas e Servicos de Engenharia SA	235,000	(b)	2,018,372
MRV Engenharia e Participacoes SA	235,800		2,125,834
Natura Cosmeticos SA	143,000		3,741,539
PDG Realty SA Empreendimentos e Participacoes	196,500		2,080,009
Suzano Papel e Celulose SA	404,725		3,849,043

Total			19,220,391

Canada (5.0%)
AG Growth International, Inc.	41,600	(d)	1,418,228
Baytex Energy Trust Unit	56,335		1,780,845
Black Diamond Group Ltd.	37,288		652,839
Canaccord-Eacom Timber Corp., Subscription Receipts	420,000	(b)	208,345
CCL Industries, Inc., Class B	100,983		2,892,665
Eacom Timber Corp.	565,000	(b)	280,275
Eldorado Gold Corp.	149,311		2,425,342
Guyana Goldfields, Inc.	110,000	(b)	748,954
Horizon North Logistics, Inc.	177,914	(b)	285,535
Ivanhoe Mines Ltd.	125,394	(b)	2,219,253
Pan Orient Energy Corp.	116,496	(b)	679,872
Ritchie Bros Auctioneers, Inc.	53,415	(d)	994,053
ShawCor Ltd., Class A	128,747		3,304,770
Tahoe Resources, Inc.	36,400	(b)	274,036
Tesco Corp.	25,486	(b)	349,158
Westfire Energy Ltd.	3,900	(b)	21,660

Total			18,535,830

Chile (0.7%)
Sociedad Quimica y Minera de Chile SA, ADR	64,821		2,462,550

Issuer	Shares		Value(a)
China (4.6%)
China Communications Services Corp., Ltd., Series H	2,183,000		1,107,351
China Yurun Food Group Ltd.	829,000		2,721,638
Jiangsu Expressway Co., Ltd., Series H	2,718,566		2,646,045
Mindray Medical International Ltd., ADR	63,000	(d)	1,949,220
New Oriental Education & Technology Group, ADR	24,643	(b,d)	2,410,085
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	596,874		2,689,592
Sino-Ocean Land Holdings Ltd.	1,432,000		1,093,285
Zhaojin Mining Industry Co., Ltd., Series H	1,096,006		2,370,597

Total			16,987,813

Czech Republic (0.5%)
Komercni Banka AS	9,468		1,840,018

Denmark (0.8%)
Novozymes A/S, Series B	24,077	(d)	3,076,052

Egypt (0.1%)
Paints & Chemical Industry Co.	29,000		259,471

Finland (1.2%)
Poyry OYJ	138,153	(d)	1,857,737
Stockmann OYJ Abp, Series B	76,139	(d)	2,708,408

Total			4,566,145

France (3.1%)
Hi-Media SA	126,104	(b,d)	520,874
Mersen	42,000		1,546,009
Neopost SA	25,963	(d)	2,007,797
Norbert Dentressangle	13,240		947,119
Pierre & Vacances	22,184	(d)	1,464,076
Rubis	17,389		1,526,687
Saft Groupe SA	70,879		2,429,406
Teleperformance	37,000		937,221

Total			11,379,189

Germany (4.1%)
CTS Eventim AG	47,996		2,450,269
Deutsche Beteiligungs AG	23,986		543,190
ElringKlinger AG	49,900		1,341,031
QIAGEN NV	51,136	(b)	949,813
Rational AG	8,393		1,375,758
Rhoen Klinikum AG	111,400	(d)	2,540,198
Tognum AG	60,535		1,209,186
Vossloh AG	19,274	(d)	1,930,263
Wincor Nixdorf AG	20,358		1,148,729
Wirecard AG	141,941	(d)	1,519,726

Total			15,008,163

Greece (0.6%)
Intralot SA-Integrated Lottery Systems & Services	503,200		2,229,276

Hong Kong (3.7%)
China Green Holdings Ltd.	2,510,000	(d)	2,604,620
FU JI Food and Catering Services Holdings Ltd.	677,000	(b,d,e)	6,973
Hong Kong Exchanges and Clearing Ltd.	180,000		2,959,368
Lifestyle International Holdings Ltd.	1,671,027		3,472,342
Melco Crown Entertainment Ltd., ADR	400,000	(b,d)	1,556,000
REXLot Holdings Ltd.	18,884,326		1,653,277
Wasion Group Holdings Ltd.	1,889,602		1,520,498

Total			13,773,078

Issuer	Shares		Value(a)
India (4.7%)
Asian Paints Ltd.	47,700		2,676,145
Educomp Solutions Ltd.	114,000		1,492,730
Housing Development Finance Corp.	31,000		1,991,008
Infrastructure Development Finance Co., Ltd.	274,600		1,100,412
Jain Irrigation Systems Ltd.	126,848		3,377,419
Mundra Port and Special Economic Zone Ltd.	123,400		1,925,761
Patel Engineering Ltd.	109,800		993,707
REI Agro Ltd.	1,200,000		737,029
S Kumars Nationwide Ltd.	183,000	(b)	330,092
Shriram Transport Finance Co., Ltd.	200,000		2,850,924

Total			17,475,227

Indonesia (0.6%)
Perusahaan Gas Negara PT	5,000,000		2,263,834

Ireland (1.2%)
Paddy Power PLC	45,242		1,650,609
United Drug PLC	900,000		2,853,178

Total			4,503,787

Israel (0.8%)
Israel Chemicals Ltd.	227,378		2,807,653

Italy (2.5%)
Ansaldo STS SpA	123,000		1,607,497
CIR — Compagnie Industriali Riunite SpA	639,599	(b,d)	1,208,426
Credito Emiliano SpA	303,897		1,940,290
Terna Rete Elettrica Nazionale SpA	603,729	(d)	2,509,441
Tod’s SpA	24,900		1,896,392

Total			9,162,046

Japan (17.4%)
Advance Residence Investment Corp.	2,326	(b,d)	3,330,550
Aeon Delight Co., Ltd.	145,238	(d)	2,832,805
Aeon Mall Co., Ltd.	71,274		1,562,599
Ain Pharmaciez, Inc.	53,292		2,159,069
As One Corp.	5,200		96,608
Asics Corp.	149,920	(d)	1,482,020
Benesse Holdings, Inc.	32,143		1,423,162
Daiseki Co., Ltd.	61,929		1,265,964
Fukuoka REIT Co.	267		1,687,487
Glory Ltd.	76,862		1,789,207
Hamamatsu Photonics KK	55,854		1,637,022
Hoshizaki Electric Co., Ltd.	78,215	(d)	1,372,542
Ibiden Co., Ltd.	55,944		1,671,391
Icom, Inc.	44,028	(d)	1,092,163
Japan Airport Terminal Co., Ltd.	71,572	(d)	1,104,358
Jupiter Telecommunications Co., Ltd.	1,827		1,877,968
Kakaku.com, Inc.	294		1,369,777
Kamigumi Co., Ltd.	258,294		2,027,125
Kansai Paint Co., Ltd.	568,800		4,826,141
Kintetsu World Express, Inc.	66,051		1,638,468
Makita Corp.	39,185		1,132,142
Miura Co., Ltd.	46,250		1,091,070
Nakanishi, Inc.	20,962		2,040,634

Issuer	Shares		Value(a)
Nippon Accommodations Fund, Inc.	290		1,606,262
Olympus Corp.	62,946		1,687,498
Orix JREIT, Inc.	429		2,103,039
Osaka Securities Exchange Co., Ltd.	321		1,597,754
Point, Inc.	44,954		2,263,571
Rohto Pharmaceutical Co., Ltd.	118,085		1,450,263
Seven Bank Ltd.	1,299	(d)	2,390,798
Start Today Co., Ltd.	695		2,150,405
Suruga Bank Ltd.	137,695	(d)	1,241,630
Tamron Co., Ltd.	74,099		1,241,988
Torishima Pump Manufacturing Co., Ltd.	65,763	(d)	1,012,441
Tsumura & Co.	62,204	(d)	1,871,376
Ushio, Inc.	74,739		1,270,018
Wacom Co., Ltd.	1,575	(d)	2,216,923
Zenrin Co., Ltd.	29,800		305,278

Total			64,919,516

Luxembourg (0.3%)
L’Occitane International SA	540,000	(b)	1,181,893

Malaysia (0.2%)
PureCircle Ltd.	275,348	(b)	790,548

Mexico (0.9%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	44,000		2,339,040
Urbi Desarrollos Urbanos SAB de CV	537,982	(b)	1,042,049

Total			3,381,089

Netherlands (5.9%)
Aalberts Industries NV	153,472		2,286,702
Arcadis NV	85,622		1,658,420
Core Laboratories NV	16,206	(d)	1,251,914
Fugro NV	58,883		3,108,493
Imtech NV	153,152		4,265,531
Koninklijke Vopak NV	81,844		3,325,653
Ten Cate NV	95,499		2,549,054
Unit 4 NV	113,350		2,489,399
USG People NV	69,000	(b)	1,059,554

Total			21,994,720

Portugal (0.8%)
Banco Comercial Portugues SA, Series R	1,303,657		1,127,913
REN — Redes Energeticas Nacionais SA	498,878		1,709,599

Total			2,837,512

Singapore (5.0%)
Ascendas Real Estate Investment Trust	1,573,649		2,453,943
CDL Hospitality Trusts	2,360,346		3,472,374
Goodpack Ltd.	491,200		610,613
Mapletree Logistics Trust	5,400,000	(d)	3,495,403
Olam International Ltd.	2,947,656	(d)	6,092,618
Singapore Exchange Ltd.	393,361	(d)	2,216,363

Total			18,341,314

Issuer	Shares		Value(a)
South Africa (2.5%)
Mr Price Group Ltd.	361,884		2,508,446
Naspers Ltd., Series N	124,138		5,300,235
Northam Platinum Ltd.	209,500		1,265,513

Total			9,074,194

South Korea (2.7%)
MegaStudy Co., Ltd.	13,350		1,925,850
Mirae Asset Securities Co., Ltd.	29,550		1,459,259
NHN Corp.	21,200	(b)	3,298,494
Taewoong Co., Ltd.	14,100		640,259
Woongjin Coway Co., Ltd.	71,400		2,523,694

Total			9,847,556

Spain (0.5%)
Red Electrica Corp. SA	45,000		1,970,135

Sweden (2.2%)
East Capital Explorer AB	84,794	(b)	901,614
Hexagon AB, Series B	295,537	(d)	4,962,398
Sweco AB, Series B	305,811		2,118,362

Total			7,982,374

Switzerland (3.2%)
Aryzta AG	24,758		1,011,340
Bank Sarasin & Cie AG, Series B	51,924	(d)	1,924,404
Geberit AG	14,555		2,379,948
Kuehne & Nagel International AG	25,571		2,742,468
Partners Group Holding AG	9,950		1,404,369
Sika AG	1,213		2,283,911

Total			11,746,440

Taiwan (2.3%)
Everlight Electronics Co., Ltd.	1,043,010		2,981,986
Formosa International Hotels Corp.	114,280		1,640,793
Simplo Technology Co., Ltd.	535,000		2,962,088
Yuanta Financial Holding Co., Ltd.	1,877,200		1,051,077

Total			8,635,944

United Kingdom (6.3%)
Abcam PLC	51,753		1,234,169
Archipelago Resources PLC	1,637,000	(b)	982,371
Chemring Group PLC	63,000		2,854,520
Cobham PLC	680,010		2,533,812
Intertek Group PLC	150,000		3,711,234
Micro Focus International PLC	300,000		1,945,280
N Brown Group PLC	272,586		971,644
Rotork PLC	53,653		1,271,061
RPS Group PLC	361,868		1,107,083
Serco Group PLC	533,763		4,635,126
Smith & Nephew PLC	98,353		855,627
Tullow Oil PLC	54,281		1,048,338

Total			23,150,265

United States (3.6%)
Alexion Pharmaceuticals, Inc.	47,077	(b)	2,559,106
Atwood Oceanics, Inc.	100,934	(b)	2,745,404
BioMarin Pharmaceutical, Inc.	56,977	(b,d)	1,244,947
Bristow Group, Inc.	30,764	(b,d)	1,028,441

Issuer	Shares		Value(a)
Central European Distribution Corp.	70,330	(b)	1,833,503
FMC Technologies, Inc.	25,750	(b)	1,629,460
Oceaneering International, Inc.	15,221	(b)	753,135
World Fuel Services Corp.	64,875	(d)	1,689,994

Total			13,483,990

Total Common Stocks (Cost: $321,361,605)			$356,040,342

Rights (—%)(c)

Issuer	Shares		Value(a)
Australia
SAI Global Ltd.	66,929	(b)	$23,610

Total Rights (Cost: $—)			$23,610

Warrants (—%)(c)

Issuer	Shares		Value(a)
Hong Kong
Henderson Land Development	20,000	(b)	$3,090

Total Warrants (Cost: $—)			$3,090

Money Market Fund (3.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	11,567,996	(g)	$11,567,996

Total Money Market Fund (Cost: $11,567,996)			$11,567,996

Investments of Cash Collateral Received for Securities on Loan (10.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.5%)
Cancara Asset Securitisation LLC
08-12-10	0.330%	$999,734	$999,734
Grampian Funding LLC
08-17-10	0.350	999,669	999,669

Total			1,999,403

Certificates of Deposit (2.4%)
Commerzbank AG
08-09-10	0.450	1,000,000	1,000,000
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
Dexia Credit Local
08-16-10	0.630	2,000,018	2,000,018
DZ Bank AG
08-09-10	0.470	2,000,000	2,000,000
Landesbank Hessen Thuringen
08-06-10	0.440	999,634	999,634
Norinchukin Bank
10-14-10	0.565	1,000,000	1,000,000

Total			8,999,652

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (7.8%)(f)
Cantor Fitzgerald & Co.
dated 07-30-10, matures 08-02-10,
repurchase price
$15,000,287	0.230	15,000,000	15,000,000
Pershing LLC
dated 07-30-10, matures 08-02-10,
repurchase price
$10,000,258	0.310	10,000,000	10,000,000
UBS Securities LLC
dated 07-30-10, matures 08-02-10,
repurchase price
$3,674,839	0.210	3,674,775	3,674,775

Total			28,674,775

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $39,673,830)			$39,673,830

Total Investments in Securities (Cost: $372,603,431)(h)			$407,308,868

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	1.5%	$5,388,332
Air Freight & Logistics	0.9	3,196,200
Auto Components	0.4	1,341,031
Beverages	0.5	1,833,503
Biotechnology	1.4	5,038,222
Building Products	0.9	3,487,606
Capital Markets	2.0	7,283,913
Chemicals	5.0	18,391,923
Commercial Banks	2.3	8,540,649
Commercial Services & Supplies	3.2	11,773,405
Communications Equipment	0.3	1,092,163
Computers & Peripherals	1.7	6,327,740
Construction & Engineering	3.1	11,481,023
Construction Materials	0.6	2,018,372
Consumer Finance	0.8	2,850,924
Containers & Packaging	0.8	2,892,665
Diversified Consumer Services	2.0	7,251,827
Diversified Financial Services	2.1	7,873,897
Diversified Telecommunication Services	0.3	1,107,351
Electric Utilities	1.2	4,479,576
Electrical Equipment	1.7	6,454,619
Electronic Equipment, Instruments & Components	2.5	9,081,958
Energy Equipment & Services	3.8	14,170,775
Food & Staples Retailing	2.2	8,251,687
Food Products	2.1	7,865,175
Gas Utilities	1.0	3,790,521
Health Care Equipment & Supplies	2.9	10,795,890
Health Care Providers & Services	1.5	5,489,984
Hotels, Restaurants & Leisure	2.8	10,201,004
Household Durables	2.1	7,771,586
Industrial Conglomerates	0.3	1,208,426
Internet & Catalog Retail	0.8	3,122,049
Internet Software & Services	1.3	4,668,271
IT Services	0.4	1,519,726
Leisure Equipment & Products	0.3	1,241,988
Life Sciences Tools & Services	0.8	2,922,901
Machinery	6.1	22,388,429
Marine	0.7	2,742,468
Media	2.8	10,454,624
Metals & Mining	2.8	10,286,066
Multiline Retail	1.7	6,180,750
Multi-Utilities	0.5	1,709,599
Office Electronics	0.5	2,007,797
Oil, Gas & Consumable Fuels	1.4	5,220,709
Paper & Forest Products	1.0	3,849,043
Personal Products	1.3	4,923,432
Pharmaceuticals	0.9	3,321,639
Professional Services	2.6	9,722,121
Real Estate Investment Trusts (REITs)	4.9	18,149,058
Real Estate Management & Development	0.7	2,658,974
Road & Rail	1.5	5,405,594
Software	1.2	4,434,679
Specialty Retail	1.3	4,772,017
Textiles, Apparel & Luxury Goods	2.0	7,405,000
Thrifts & Mortgage Finance	0.5	1,991,008
Trading Companies & Distributors	0.3	1,261,674
Transportation Infrastructure	4.0	14,975,479
Other(1)	13.8	51,241,826

Total		$407,308,868

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 02, 2010	30,732,323	350,906	$—	$(4,834)
	(JPY)	(USD)

Aug. 02, 2010	33,340	25,650	82	—
	(USD)	(EUR)

Aug. 02, 2010	40,705	3,571,441	636	—
	(USD)	(JPY)

Aug. 02, 2010	34,742	47,457	166	—
	(USD)	(SGD)

Aug. 02, 2010	28,217	207,398	256	—
	(USD)	(ZAR)

Aug. 03, 2010	359,647	320,841	—	(4,460)
	(AUD)	(USD)

Aug. 03, 2010	4,984,235	57,218	—	(477)
	(JPY)	(USD)

Aug. 03, 2010	2,339	2,621	33	—
	(USD)	(AUD)

Aug. 03, 2010	117,368	89,717	—	(466)
	(USD)	(EUR)

Aug. 03, 2010	2,515	219,104	21	—
	(USD)	(JPY)

Aug. 04, 2010	208,807	188,218	—	(623)
	(AUD)	(USD)

Aug. 04, 2010	8,521,458	98,765	126	—
	(JPY)	(USD)

Aug. 04, 2010	5,701	6,329	23	—
	(USD)	(AUD)

Aug. 04, 2010	21,411	16,402	—	(39)
	(USD)	(EUR)

Aug. 04, 2010	28,121	2,426,280	—	(36)
	(USD)	(JPY)

Aug. 04, 2010	5,841	7,956	11	—
	(USD)	(SGD)

Aug. 04, 2010	10,533	77,240	68	—
	(USD)	(ZAR)

Aug. 05, 2010	263,960	256,621	—	(125)
	(CAD)	(USD)

Aug. 05, 2010	2,445	17,949	18	—
	(USD)	(ZAR)

Aug. 06, 2010	3,644	26,601	8	—
	(USD)	(ZAR)

Total			$1,448	$(11,060)

Notes to Portfolio of Investments
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — European Monetary Unit
JPY — Japanese Yen
SGD — Singapore Dollar
ZAR — South African Rand

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2010 was $6,973, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

FU JI Food and Catering Services Holdings Ltd.	03-02-07 thru 10-15-08	$1,567,164

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$340
Fannie Mae Grantor Trust	3,085
Fannie Mae Interest Strip	169,649
Fannie Mae Pool	1,583,703
Fannie Mae Principal Strip	14,436
Fannie Mae REMICS	1,258,270
Fannie Mae Whole Loan	202
Federal Farm Credit Bank	323,874
Federal Home Loan Bank Discount Notes	333,033
Federal Home Loan Banks	2,409,570
Federal Home Loan Mortgage Corp	206,770
Federal National Mortgage Association	548,890
FHLMC Structured Pass Through Securities	468,445
Freddie Mac Coupon Strips	1,092
Freddie Mac Discount Notes	79,968
Freddie Mac Non Gold Pool	696,029
Freddie Mac Reference REMIC	12,061
Freddie Mac REMICS	755,647
Freddie Mac Strips	101,276
Ginnie Mae I Pool	1,004,460
Ginnie Mae II Pool	888,431
Government National Mortgage Association	298,759
United States Treasury Bill	3,222,435
United States Treasury Inflation Indexed Bonds	128,486
United States Treasury Strip Coupon	749,448
United States Treasury Strip Principal	41,641

Total market value of collateral securities	$15,300,000

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$25,960
Fannie Mae Pool	4,119,198
Fannie Mae REMICS	389,047
Federal Farm Credit Bank	35,065
Federal Home Loan Banks	106,331
Federal Home Loan Mortgage Corp	6,910
Federal National Mortgage Association	676
Freddie Mac Gold Pool	1,107,809
Freddie Mac Non Gold Pool	123,773
Freddie Mac REMICS	359,131
Ginnie Mae I Pool	224,395
Ginnie Mae II Pool	451,253
Government National Mortgage Association	116,902
United States Treasury Inflation Indexed Bonds	205,535
United States Treasury Note/Bond	2,127,850
United States Treasury Strip Coupon	291,735
United States Treasury Strip Principal	508,430

Total market value of collateral securities	$10,200,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$835,136
Fannie Mae Principal Strip	159,522
Federal Farm Credit Bank	442,517
Federal Home Loan Mortgage Corp	1,567,986
Freddie Mac Strips	743,120

Total market value of collateral securities	$3,748,281

(g)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(h)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $372,603,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$43,808,000
Unrealized depreciation	(9,102,000)

Net unrealized appreciation	$34,706,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Health Care Equipment & Supplies	$8,846,670	$1,949,220	$—	$10,795,890
Hotels, Restaurants & Leisure	10,194,031	—	6,973	10,201,004
All Other Industries	335,043,448	—	—	335,043,448
Rights
Professional Services	—	23,610	—	23,610
Warrants	3,090	—	—	3,090

Total Equity Securities	354,087,239	1,972,830	6,973	356,067,042

Other
Affiliated Money Market Fund(c)	11,567,996	—	—	11,567,996
Investments of Cash Collateral Received for Securities on Loan	—	39,673,830	—	39,673,830

Total Other	11,567,996	39,673,830	—	51,241,826

Investments in Securities	365,655,235	41,646,660	6,973	407,308,868
Other Financial Instruments(d)	—	(9,612)	—	(9,612)

Total	$365,655,235	$41,637,048	$6,973	$407,299,256

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $135,843,588. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2009	$6,988
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(15)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$6,973

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $(15).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Multi-Advisor International Value Fund
(formerly known as RiverSource Partners International Select Value Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)(c)

Issuer	Shares		Value(a)
Australia (4.1%)
Alumina Ltd.	1,299,333	(d)	$1,821,633
Australia & New Zealand Banking Group Ltd.	197,200	(d)	4,111,369
BHP Billiton Ltd.	48,000		1,741,850
Commonwealth Property Office Fund	2,996,623		2,507,163
David Jones Ltd.	300,128	(d)	1,303,036
Downer EDI Ltd.	81,678		367,172
Incitec Pivot Ltd.	450,900		1,325,477
Lend Lease Group	194,260		1,280,913
National Australia Bank Ltd.	279,221		6,346,718
Newcrest Mining Ltd.	115,568	(d)	3,419,218
Telstra Corp., Ltd.	448,600		1,306,543
Transfield Services Ltd.	514,836	(d)	1,499,455

Total			27,030,547

Austria (0.3%)
OMV AG	49,500		1,656,643

Belgium (0.5%)
Belgacom SA	95,791		3,439,295

Brazil (1.5%)
Banco do Brasil SA	135,500		2,342,984
Centrais Eletricas Brasileiras SA, ADR	159,459	(d)	2,495,533
Empresa Brasileira de Aeronautica SA	414,200		2,692,854
Vale SA, ADR	82,800	(d)	2,006,244

Total			9,537,615

Canada (6.0%)
Barrick Gold Corp.	137,995		5,671,594
Ivanhoe Mines Ltd.	84,571	(b)	1,501,981
Kinross Gold Corp.	244,639		4,009,633
Lundin Mining Corp.	202,200	(b)	786,694
Magna International, Inc., Class A	37,817		2,824,174
Morguard Real Estate Investment Trust	57,500		721,477
National Bank of Canada	42,200		2,421,338
Nexen, Inc.	420,499		8,719,599
Northern Property Real Estate Investment Trust	42,400		1,035,152
Pason Systems, Inc.	128,800		1,378,076
Penn West Energy Trust Unit	129,400		2,509,713
Suncor Energy, Inc.	235,895		7,774,261

Total			39,353,692

Issuer	Shares		Value(a)
Denmark (1.1%)
Carlsberg A/S, Series B	39,400		3,493,616
Danske Bank A/S	149,500	(b)	3,521,923

Total			7,015,539

Finland (0.5%)
Nokia OYJ, ADR	337,042	(d)	3,205,270

France (13.0%)
Alcatel-Lucent	928,174	(b,d)	2,778,015
Areva SA	3,963	(d)	1,883,750
Arkema SA	39,000		1,699,828
BNP Paribas	107,090	(d)	7,355,059
Boiron SA	21,566		771,358
Bouygues SA	81,200	(d)	3,428,036
Cap Gemini SA	73,700		3,507,054
Carrefour SA	90,448		4,163,182
Casino Guichard Perrachon SA	17,900	(d)	1,558,722
Cie Generale de Geophysique-Veritas	75,200	(b,d)	1,452,636
Cie de St-Gobain	199		8,470
EDF SA	118,658		5,043,421
Euler Hermes SA	9,431	(b,d)	747,761
Fimalac	12,311	(d)	474,820
France Telecom SA	294,900		6,174,971
IPSOS	32,589	(d)	1,295,348
Lagardere SCA	117,900		4,342,172
Mersen	53,705		1,976,867
Neopost SA	31,153	(d)	2,409,156
Nexans SA	32,116	(d)	2,178,979
PPR	11,400		1,524,783
Renault SA	64,500	(b)	2,877,228
Sanofi-Aventis SA	178,594		10,371,791
Societe Generale	126,017		7,263,391
Ste Industrielle d’Aviation Latecoere SA	39,752	(b)	297,314
Thales SA	89,205		3,009,881
Vivendi SA	267,760		6,435,296

Total			85,029,289

Germany (8.0%)
Allianz SE	94,695		10,993,829
Bayer AG	95,100		5,466,521
Bilfinger Berger AG	29,978		1,711,081
BMW AG	88,300		4,752,916
Celesio AG	66,800	(d)	1,559,328
Deutsche Bank AG	63,400	(d)	4,427,905
E.ON AG	226,500		6,756,988
ElringKlinger AG	30,985	(d)	832,702
Fielmann AG	13,675		1,080,337
GFK SE	25,933		966,752
MTU Aero Engines Holding AG	18,471		1,072,457
Muenchener Rueckversicherungs AG	11,900		1,648,255
QIAGEN NV	33,987	(b)	631,283
Rational AG	5,281		865,647
Siemens AG	35,321		3,442,079
Symrise AG	91,508		2,277,386
ThyssenKrupp AG	97,600		2,895,724
Wincor Nixdorf AG	19,333		1,090,891

Total			52,472,081

Issuer	Shares		Value(a)
Hong Kong (1.7%)
AMVIG Holdings Ltd.	1,930,000		1,068,467
Arts Optical International Holdings	940,000		453,832
ASM Pacific Technology Ltd.	126,700	(d)	1,158,165
Esprit Holdings Ltd.	611,100	(d)	3,835,504
Fong’s Industries Co., Ltd.	2,084,000		885,416
Great Eagle Holdings Ltd.	110,000		286,075
New World Development Ltd.	1,542,000		2,755,556
Pacific Basin Shipping Ltd.	1,100,000		832,733

Total			11,275,748

India (0.2%)
Tata Steel Ltd.	118,400		1,370,202

Ireland (0.1%)
Glanbia PLC	178,329		764,473

Italy (3.8%)
ENI SpA	261,500		5,346,122
ERG SpA	136,743		1,781,761
Telecom Italia SpA	11,211,431		12,529,700
UniCredit SpA	1,804,925		5,056,405

Total			24,713,988

Japan (23.2%)
Aeon Co., Ltd.	158,900	(d)	1,701,383
Ariake Japan Co., Ltd.	66,200		1,014,571
Asahi Breweries Ltd.	165,500	(d)	2,932,984
Asahi Glass Co., Ltd.	193,000		1,965,968
Coca-Cola West Co., Ltd.	301,500		5,468,811
Dai Nippon Printing Co., Ltd.	393,000	(d)	4,753,849
East Japan Railway Co.	41,900		2,701,505
FCC Co., Ltd.	107,200		2,077,240
FUJIFILM Holdings Corp.	110,200		3,444,149
Hogy Medical Co., Ltd.	29,200		1,397,639
Horiba Ltd.	56,500		1,527,115
ITOCHU Corp.	296,000		2,309,341
Japan Tobacco, Inc.	1,137		3,658,826
JFE Holdings, Inc.	100,500	(d)	3,111,906
JS Group Corp.	134,100	(d)	2,705,595
Kao Corp.	74,800		1,769,779
KDDI Corp.	848		4,127,607
Konami Corp.	63,900		985,239
Konica Minolta Holdings, Inc.	240,000		2,528,070
Mabuchi Motor Co., Ltd.	67,500		3,394,924
Miraca Holdings, Inc.	30,800		916,977
Mitsubishi Corp.	240,600		5,205,249
Mitsubishi Gas Chemical Co., Inc.	376,000	(d)	2,110,892
Mitsubishi Materials Corp.	514,000	(b)	1,368,445
Mitsui & Co., Ltd.	282,100		3,618,090
Mitsui Fudosan Co., Ltd.	262,000		3,881,931
Miura Co., Ltd.	27,900		658,180
MS&AD Insurance Group Holdings, Inc.	135,900		3,021,923
Namco Bandai Holdings, Inc.	120,400	(d)	1,077,315
NGK Spark Plug Co., Ltd.	175,000		2,262,704
Nifco, Inc.	92,200	(d)	2,098,220
Nintendo Co., Ltd.	8,800		2,461,026
Nippon Telegraph & Telephone Corp.	145,500		6,046,359

Issuer	Shares		Value(a)
Nippon Telegraph & Telephone Corp., ADR	236,908	(d)	4,939,532
Nissan Motor Co., Ltd.	638,600	(b,d)	4,908,328
ORIX Corp.	57,400	(d)	4,518,116
Rohm Co., Ltd.	26,300		1,659,162
Sega Sammy Holdings, Inc.	181,400	(d)	2,666,721
Sekisui House Ltd.	286,000		2,539,206
Seven & I Holdings Co., Ltd.	139,000	(d)	3,328,985
Sharp Corp.	364,000		3,990,138
Shimano, Inc.	11,600		589,466
Shiseido Co., Ltd.	152,900	(d)	3,422,949
Sony Corp.	95,500		2,990,248
Sumitomo Mitsui Financial Group, Inc.	178,200		5,519,889
Sumitomo Realty & Development Co., Ltd.	181,000	(d)	3,260,053
Taiyo Ink Manufacturing Co., Ltd.	28,900	(d)	795,177
Takeda Pharmaceutical Co., Ltd.	22,500		1,032,672
The Sumitomo Trust & Banking Co., Ltd.	375,000		2,087,915
The Tokyo Electric Power Co., Inc.	211,000		5,795,844
Toshiba Corp.	989,000	(b)	5,174,535
Ushio, Inc.	58,600		995,773
Wacoal Holdings Corp.	279,000	(d)	3,652,610

Total			152,171,131

Kazakhstan (0.3%)
KazMunaiGas Exploration Production, GDR	85,350		1,669,446

Netherlands (2.3%)
Fugro NV	19,129		1,009,840
Koninklijke Ahold NV	100,900		1,295,006
Koninklijke Boskalis Westminster NV	57,704		2,382,341
Koninklijke Vopak NV	52,104		2,117,196
Randstad Holding NV	114,500	(b)	5,142,698
Wolters Kluwer NV	140,142		2,826,725

Total			14,773,806

New Zealand (0.8%)
Auckland International Airport Ltd.	598,544		859,802
Fisher & Paykel Healthcare Corp., Ltd.	749,117		1,641,322
Sky City Entertainment Group Ltd.	494,834		1,087,776
Telecom Corp. of New Zealand Ltd.	1,015,725	(d)	1,469,957

Total			5,058,857

Norway (0.3%)
Farstad Shipping ASA	30,189	(d)	770,356
Petroleum Geo-Services ASA	139,950	(b)	1,255,683

Total			2,026,039

Russia (0.6%)
Gazprom OAO, ADR	57,400	(d)	1,238,692
Lukoil OAO, ADR	42,900	(d)	2,445,300

Total			3,683,992

Singapore (1.8%)
Ascendas Real Estate Investment Trust	698,000	(d)	1,088,459
CapitaMall Trust	1,593,099		2,238,189
Hyflux Ltd.	478,000		1,135,668
Parkway Holdings Ltd.	594,000	(d)	1,721,486

Issuer	Shares		Value(a)
SIA Engineering Co., Ltd.	602,000		1,819,948
Singapore Airport Terminal Services Ltd.	643,000		1,381,067
SMRT Corp., Ltd.	618,000		1,009,165
StarHub Ltd.	903,000		1,567,547

Total			11,961,529

South Africa (1.4%)
AngloGold Ashanti Ltd., ADR	95,795	(d)	3,881,613
Gold Fields Ltd.	249,554		3,369,527
Impala Platinum Holdings Ltd.	72,482		1,965,194

Total			9,216,334

South Korea (2.0%)
KB Financial Group, Inc.	58,087		2,529,579
Korea Electric Power Corp., ADR	208,128	(b,d)	2,932,524
Samsung Electronics Co., Ltd.	3,960		2,712,328
SK Telecom Co., Ltd., ADR	308,107		5,046,793

Total			13,221,224

Spain (0.9%)
Prosegur Cia de Seguridad SA	26,551		1,305,305
Telefonica SA	188,700		4,283,160

Total			5,588,465

Sweden (0.2%)
Electrolux AB, Series B	60,800	(d)	1,356,146

Switzerland (2.5%)
Novartis AG	116,780		5,668,007
UBS AG	157,666	(b)	2,675,592
Xstrata PLC	487,570		7,768,056

Total			16,111,655

Taiwan (0.5%)
AU Optronics Corp.	2,195,960		2,084,750
United Microelectronics Corp.	3,143,000		1,396,059

Total			3,480,809

Turkey (0.3%)
Turkiye Garanti Bankasi AS	346,200		1,792,949

United Kingdom (20.0%)
AstraZeneca PLC	242,200		12,304,003
Aviva PLC	179,200		1,004,819
BAE Systems PLC	638,000		3,126,995
Barclays PLC	979,500		5,114,265
Bodycote PLC	271,889		1,011,390
BP PLC	1,249,400		7,957,368
BP PLC, ADR	92,348		3,552,628
British American Tobacco PLC	118,400		4,075,528
Chloride Group PLC	874,087		5,116,528
Cobham PLC	127,792		476,171
Croda International PLC	69,874		1,415,263
De La Rue PLC	81,821		941,587
Diploma PLC	215,267		877,260
FirstGroup PLC	277,900		1,604,035
GlaxoSmithKline PLC	197,063		3,434,904

Issuer	Shares		Value(a)
Greene King PLC	98,003		681,143
Halma PLC	233,890		1,018,287
Imperial Tobacco Group PLC	71,600		2,026,492
Interserve PLC	203,352		631,697
Kazakhmys PLC	116,400		2,220,659
Laird PLC	222,262		427,863
Marks & Spencer Group PLC	600,300		3,243,597
Old Mutual PLC	1,539,900		2,918,468
Rentokil Initial PLC	763,900	(b)	1,226,048
Rexam PLC	504,257		2,444,589
Rio Tinto PLC	139,200		7,216,729
Rolls-Royce Group PLC	514,455	(b)	4,681,346
Rotork PLC	121,145		2,869,974
Royal Dutch Shell PLC, ADR	97,714		5,219,882
Royal Dutch Shell PLC, Series A	406,952	(d)	11,204,356
Serco Group PLC	107,732		935,530
Spectris PLC	104,351		1,480,815
Spirax-Sarco Engineering PLC	22,760		557,405
The Weir Group PLC	174,983		3,220,248
Thomas Cook Group PLC	555,500		1,584,431
Travis Perkins PLC	150,200	(b)	1,987,698
TT electronics PLC	369,138	(b)	616,785
TUI Travel PLC	629,700		2,077,632
Ultra Electronics Holdings PLC	68,320		1,730,003
Victrex PLC	84,832		1,623,735
Vodafone Group PLC	6,595,319		15,391,758

Total			131,249,914

United States (0.4%)
Axis Capital Holdings Ltd.	85,383		2,661,388

Total Common Stocks (Cost: $642,678,557)			$642,888,066

Warrants (—%)(c)

Issuer	Shares		Value(a)
France
Ste Industrielle d’ Aviation Latecoere SA	19,876	(b)	$4,221

Total Warrants (Cost: $—)			$4,221

Money Market Fund (0.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	4,494,441	(f)	$4,494,441

Total Money Market Fund (Cost: $4,494,441)			$4,494,441

Investments of Cash Collateral Received for Securities on Loan (11.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (5.2%)
Barclays Bank PLC
08-31-10	0.421%	$5,000,000	$5,000,000
BNP Paribas
10-15-10	0.411	3,000,000	3,000,000
Credit Agricole
10-12-10	0.413	3,000,000	3,000,000
Norinchukin Bank
08-25-10	0.550	2,000,000	2,000,000
NyKredit Bank
08-06-10	0.460	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Overseas Chinese Banking Corp.
08-02-10	0.420	2,000,000	2,000,000
Rabobank Group
11-03-10	0.407	5,000,000	5,000,000
Royal Bank of Scotland
08-16-10	0.540	4,000,000	4,000,000
Westpac Banking Corp.
11-04-10	0.387	5,000,000	5,000,000

Total			34,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.8%)(e)
Citigroup Global Markets, Inc. dated 07-30-10, matures 08-02-10, repurchase price $10,000,183	0.220	10,000,000	10,000,000
Morgan Stanley dated 04-15-10, matures 08-30-10, repurchase price $5,001,981	0.460	5,000,000	5,000,000
Pershing LLC dated 07-30-10, matures 08-02-10, repurchase price $16,000,413	0.310	16,000,000	16,000,000
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $7,186,681	0.210	7,186,556	7,186,556

Total			38,186,556

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $72,186,556)			$72,186,556

Total Investments in Securities (Cost: $719,359,554)(g)			$719,573,284

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	2.6%	$17,091,242
Auto Components	1.5	10,095,040
Automobiles	1.9	12,538,472
Beverages	1.8	11,895,411
Building Products	0.7	4,680,033
Capital Markets	1.1	7,103,497
Chemicals	1.7	11,247,758
Commercial Banks	8.5	55,463,784
Commercial Services & Supplies	1.7	11,028,946
Communications Equipment	0.9	5,983,285
Computers & Peripherals	1.0	6,265,426
Construction & Engineering	1.2	8,153,155
Consumer Finance	0.7	4,518,116
Containers & Packaging	0.5	3,513,056
Diversified Financial Services	0.1	474,820
Diversified Telecommunication Services	6.1	40,189,517
Electric Utilities	3.5	23,024,310
Electrical Equipment	2.4	15,546,821
Electronic Equipment, Instruments & Components	2.2	14,346,998
Energy Equipment & Services	0.9	5,866,591
Food & Staples Retailing	1.8	12,047,278
Food Products	0.3	1,779,044
Health Care Equipment & Supplies	0.5	3,038,961
Health Care Providers & Services	0.6	4,197,791
Hotels, Restaurants & Leisure	0.8	5,430,982
Household Durables	1.7	10,875,738
Industrial Conglomerates	0.5	3,442,079
Insurance	3.5	22,996,443
IT Services	0.5	3,507,054
Leisure Equipment & Products	0.7	4,333,502
Life Sciences Tools & Services	0.1	631,283
Machinery	1.1	7,198,286
Marine	0.1	832,733
Media	2.4	15,866,293
Metals & Mining	8.6	56,126,902
Multiline Retail	0.9	6,071,416
Office Electronics	0.8	4,937,226
Oil, Gas & Consumable Fuels	9.4	61,075,771
Personal Products	0.8	5,192,728
Pharmaceuticals	6.0	39,049,256
Professional Services	0.8	5,142,698
Real Estate Investment Trusts (REITs)	1.2	7,590,440
Real Estate Management & Development	1.8	11,464,528
Road & Rail	0.8	5,314,705
Semiconductors & Semiconductor Equipment	1.1	6,925,714
Software	0.5	3,446,265
Specialty Retail	0.8	4,915,841
Textiles, Apparel & Luxury Goods	0.6	4,106,442
Tobacco	1.5	9,760,846
Trading Companies & Distributors	2.0	13,120,378
Transportation Infrastructure	0.9	6,178,013
Water Utilities	0.2	1,135,668
Wireless Telecommunication Services	4.0	26,133,705
Other(1)	11.7	76,680,997

Total		$719,573,284

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At July 31, 2010, $264,566 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at July 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Dow Jones EURO STOXX 50 Index	92	$3,290,595	Sept. 2010	$270,503
Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 3, 2010	3,177,000 (AUD)	2,865,019 (USD)	$—	$(8,578)

Aug. 4, 2010	309,902 (USD)	26,800,000 (JPY)	319	—

Aug. 16, 2010	11,941,000 (CAD)	11,728,710 (USD)	116,601	—

Aug. 16, 2010	1,162,000 (CAD)	1,093,626 (USD)	—	(36,369)

Aug. 16, 2010	35,738,000 (EUR)	44,606,871 (USD)	—	(1,960,883)

Aug. 16, 2010	76,213,000 (JPY)	852,952 (USD)	—	(29,320)

Aug. 16, 2010	4,970,228 (USD)	5,495,000 (CHF)	306,227	—

Aug. 16, 2010	5,532,450 (USD)	3,695,000 (GBP)	264,508	—

Aug. 16, 2010	17,318,869 (USD)	110,189,000 (NOK)	806,714	—

Aug. 16, 2010	8,297,344 (USD)	11,786,000 (NZD)	245,316	—

Aug. 16, 2010	13,841,007 (USD)	106,207,000 (SEK)	869,080	—

Nov. 15, 2010	6,240,000 (AUD)	5,346,682 (USD)	—	(227,574)

Nov. 15, 2010	7,663,751 (USD)	8,051,000 (CHF)	74,464	—

Nov. 15, 2010	3,786,772 (USD)	5,413,000 (NZD)	107,095	—

Nov. 15, 2010	3,209,598 (USD)	23,596,000 (SEK)	54,170	—

Total			$2,844,494	$(2,262,724)

Notes to Portfolio of Investments
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citigroup Global Markets, Inc. (0.220%)

Security description	Value (a)

Fannie Mae REMICS	$3,591,684
Freddie Mac Reference REMIC	345,128
Freddie Mac REMICS	4,842,031
Government National Mortgage Association	1,421,157

Total market value of collateral securities	$10,200,000

Morgan Stanley (0.460%)

Security description	Value (a)

Amstel Funding Corp	$882,036
Argento Variable Fund	725,765
Atlantis One Funding Corp	588,035
Landesbank Hsn-Thurny	588,099
LMA LMA Americas	677,604
Romulus Funding Corp	753,456
Scaldis Capital Ltd/LLC	819,727
Shell International Finance B.V.	215,278

Total market value of collateral securities	$5,250,000

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$41,536
Fannie Mae Pool	6,590,717
Fannie Mae REMICS	622,475
Federal Farm Credit Bank	56,106
Federal Home Loan Banks	170,129
Federal Home Loan Mortgage Corp	11,056
Federal National Mortgage Association	1,082
Freddie Mac Gold Pool	1,772,494
Freddie Mac Non Gold Pool	198,036
Freddie Mac REMICS	574,610
Ginnie Mae I Pool	359,032
Ginnie Mae II Pool	722,005
Government National Mortgage Association	187,043
United States Treasury Inflation Indexed Bonds	328,856
United States Treasury Note/Bond	3,404,559
United States Treasury Strip Coupon	466,776
United States Treasury Strip Principal	813,488

Total market value of collateral securities	$16,320,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,633,229
Fannie Mae Principal Strip	311,970
Federal Farm Credit Bank	865,407
Federal Home Loan Mortgage Corp	3,066,424
Freddie Mac Strips	1,453,276

Total market value of collateral securities	$7,330,306

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $719,360,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$75,758,000
Unrealized depreciation	(75,545,000)

Net unrealized appreciation	$213,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$642,888,066	$—	$—	$642,888,066
Warrants	4,221	—	—	4,221

Total Equity Securities	642,892,287	—	—	642,892,287

Other
Affiliated Money Market Fund(c)	4,494,441	—	—	4,494,441
Investments of Cash Collateral Received for Securities on Loan	—	72,186,556	—	72,186,556

Total Other	4,494,441	72,186,556	—	76,680,997

Investments in Securities	647,386,728	72,186,556	—	719,573,284
Other Financial Instruments(d)	270,503	581,770	—	852,273

Total	$647,657,231	$72,768,326	$—	$720,425,557

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $451,495,026. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights

Balance as of Oct. 31, 2009	$1
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(1)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource Partners International Small Cap Fund
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.4%)(c)

Issuer	Shares		Value(a)
Australia (2.2%)
Billabong International Ltd.	51,000		$420,701
Cochlear Ltd.	8,850		565,781
Hastie Group Ltd.	283,232		391,961
SAI Global Ltd.	178,547		644,368
Seek Ltd.	15,600		106,814
South Australian Coal Corp.	8,129	(b)	1,468
UGL Ltd.	68,476		873,305

Total			3,004,398

Belgium (0.4%)
Eurofins Scientific	12,000		565,085

Bermuda (0.2%)
Textainer Group Holdings Ltd.	10,495		286,514

Brazil (5.4%)
Localiza Rent A Car SA	143,900		1,984,856
Mills Estruturas e Servicos de Engenharia SA	83,000	(b)	712,872
MRV Engenharia e Participacoes SA	87,457		788,461
Natura Cosmeticos SA	52,600		1,376,258
PDG Realty SA Empreendimentos e Participacoes	72,880		771,456
Suzano Papel e Celulose SA	172,818		1,643,545

Total			7,277,448

Canada (5.1%)
AG Growth International, Inc.	15,742	(g)	536,676
Baytex Energy Trust Unit	20,300		641,718
Black Diamond Group Ltd.	10,300		180,333
Canaccord-Eacom Timber Corp., Subscription Receipts	80,000	(b)	39,685
CCL Industries, Inc., Class B	36,277		1,039,157
Eacom Timber Corp.	186,893	(b)	92,710
Eldorado Gold Corp.	57,808		939,007
Guyana Goldfields, Inc.	28,900	(b)	196,771
Horizon North Logistics, Inc.	48,300	(b)	77,517
Ivanhoe Mines Ltd.	35,036	(b)	620,137
Pacific Rubiales Energy Corp.	6,900	(b)	165,503
Pan Orient Energy Corp.	31,600	(b)	184,418
Ritchie Bros Auctioneers, Inc.	15,450	(g)	287,524
ShawCor Ltd., Class A	49,850		1,279,585
Tahoe Resources, Inc.	54,500	(b)	410,301
Tesco Corp.	6,919	(b)	94,790
Value Creation, Inc.	58,000	(b,e,f)	56,415
Westfire Energy Ltd.	1,100	(b)	6,109

Total			6,848,356

Chile (0.7%)
Sociedad Quimica y Minera de Chile SA, ADR	25,129		954,651

Issuer	Shares		Value(a)
China (4.7%)
China Communications Services Corp., Ltd., Series H	810,000		410,882
China Yurun Food Group Ltd.	297,000		975,063
Jiangsu Expressway Co., Ltd., Series H	994,000		967,484
Mindray Medical International Ltd., ADR	22,779	(g)	704,782
New Oriental Education & Technology Group, ADR	9,545	(b)	933,501
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	215,695		971,950
Sino-Ocean Land Holdings Ltd.	540,000		412,272
Zhaojin Mining Industry Co., Ltd., Series H	405,968		878,085

Total			6,254,019

Czech Republic (0.5%)
Komercni Banka AS	3,446		669,698

Denmark (0.9%)
Novozymes A/S, Series B	8,921		1,139,737

Egypt (—%)
Paints & Chemical Industry Co.	638		5,708

Finland (1.3%)
Poyry OYJ	51,191		688,363
Stockmann OYJ Abp, Series B	28,213		1,003,590

Total			1,691,953

France (3.0%)
Hi-Media SA	47,400	(b)	195,786
Mersen	12,000		441,717
Neopost SA	9,620		743,944
Norbert Dentressangle	3,985		285,066
Pierre & Vacances	9,393	(g)	619,909
Rubis	6,372		559,437
Saft Groupe SA	24,000		822,610
Teleperformance	13,100		331,827

Total			4,000,296

Germany (4.0%)
CTS Eventim AG	17,783		907,849
Deutsche Beteiligungs AG	7,600		172,111
ElringKlinger AG	14,400		386,991
QIAGEN NV	14,782	(b)	274,565
Rational AG	3,102		508,472
Rhoen Klinikum AG	40,310		919,168
Tognum AG	21,600		431,460
Vossloh AG	7,142		715,260
Wincor Nixdorf AG	7,766		438,207
Wirecard AG	51,900	(g)	555,680

Total			5,309,763

Greece (0.6%)
Intralot SA-Integrated Lottery Systems & Services	188,766		836,271

Hong Kong (3.6%)
China Green Holdings Ltd.	910,000		944,304
Hong Kong Exchanges and Clearing Ltd.	64,000		1,052,219
Lifestyle International Holdings Ltd.	606,600		1,260,496
Melco Crown Entertainment Ltd., ADR	145,760	(b)	567,006
Peace Mark Holdings Ltd.	92,000	(b,d,e)	—
REXLot Holdings Ltd.	5,450,400		477,170

Issuer	Shares		Value(a)
Wasion Group Holdings Ltd.	578,500		465,499

Total			4,766,694

India (4.7%)
Asian Paints Ltd.	17,152		962,290
Educomp Solutions Ltd.	33,000		432,106
Housing Development Finance Corp.	11,908		764,804
Infrastructure Development Finance Co., Ltd.	99,000		396,725
Jain Irrigation Systems Ltd.	45,649		1,215,438
Mundra Port and Special Economic Zone Ltd.	45,769		714,264
Patel Engineering Ltd.	35,000		316,756
REI Agro Ltd.	430,000		264,102
S Kumars Nationwide Ltd.	67,600	(b)	121,936
Shriram Transport Finance Co., Ltd.	72,150		1,028,471

Total			6,216,892

Indonesia (0.6%)
Perusahaan Gas Negara PT	1,798,500		814,301

Ireland (1.3%)
Paddy Power PLC	15,900		580,095
United Drug PLC	354,000		1,122,251

Total			1,702,346

Israel (0.8%)
Israel Chemicals Ltd.	84,249		1,040,303

Italy (2.5%)
Ansaldo STS SpA	46,000		601,178
CIR — Compagnie Industriali Riunite SpA	184,600	(b)	348,774
Credito Emiliano SpA	119,300		761,694
Terna Rete Elettrica Nazionale SpA	223,714		929,883
Tod’s SpA	8,400		639,747

Total			3,281,276

Japan (17.2%)
Advance Residence Investment Corp.	841	(b)	1,204,209
Aeon Delight Co., Ltd.	53,800		1,049,346
Aeon Mall Co., Ltd.	20,600		451,631
Ain Pharmaciez, Inc.	19,600		794,073
As One Corp.	1,800		33,441
Asics Corp.	52,700		520,961
Benesse Holdings, Inc.	11,953		529,231
Daiseki Co., Ltd.	17,800		363,871
Fukuoka REIT Co.	94		594,097
Glory Ltd.	28,400	(g)	661,100
Hamamatsu Photonics KK	20,700		606,695
Hoshizaki Electric Co., Ltd.	32,100		563,301
Ibiden Co., Ltd.	20,700		618,437
Icom, Inc.	17,300		429,146
Japan Airport Terminal Co., Ltd.	29,100		449,014
Jupiter Telecommunications Co., Ltd.	670		688,690
Kakaku.com, Inc.	153		712,843
Kamigumi Co., Ltd.	95,100		746,356
Kansai Paint Co., Ltd.	155,900		1,322,776
Kintetsu World Express, Inc.	24,600		610,230
Makita Corp.	13,398		387,098
Miura Co., Ltd.	13,300		313,756

Issuer	Shares		Value(a)
Nakanishi, Inc.	7,700		749,589
Nippon Accommodations Fund, Inc.	105		581,578
Olympus Corp.	23,250		623,301
Orix JREIT, Inc.	154		754,937
Osaka Securities Exchange Co., Ltd.	114		567,427
Point, Inc.	17,080		860,030
Rohto Pharmaceutical Co., Ltd.	43,100		529,333
Seven Bank Ltd.	479		881,595
Start Today Co., Ltd.	276		853,974
Suruga Bank Ltd.	39,400		355,280
Tamron Co., Ltd.	21,400		358,690
Torishima Pump Manufacturing Co., Ltd.	23,200		357,171
Tsumura & Co.	22,800		685,927
Ushio, Inc.	21,600		367,042
Wacom Co., Ltd.	548		771,349
Zenrin Co., Ltd.	11,700		119,858

Total			23,067,383

Luxembourg (0.2%)
L’Occitane International SA	150,000	(b)	328,304

Malaysia (0.2%)
PureCircle Ltd.	96,900	(b)	278,208

Mexico (0.9%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	15,800		839,928
Urbi Desarrollos Urbanos SAB de CV	206,700	(b)	400,369

Total			1,240,297

Netherlands (6.0%)
Aalberts Industries NV	57,630		858,675
Arcadis NV	31,723		614,446
Core Laboratories NV	6,006	(g)	463,964
Fugro NV	22,248		1,174,494
Imtech NV	50,968		1,419,540
Koninklijke Vopak NV	30,324		1,232,186
Ten Cate NV	36,056		962,404
Unit 4 NV	41,052		901,586
USG People NV	25,478	(b)	391,236

Total			8,018,531

Netherlands Antilles (0.1%)
Orthofix International NV	3,800	(b)	115,064

Portugal (0.6%)
Banco Comercial Portugues SA, Series R	483,146		418,014
REN — Redes Energeticas Nacionais SA	121,300		415,682

Total			833,696

Singapore (4.9%)
Ascendas Real Estate Investment Trust	583,000		909,128
CDL Hospitality Trusts	873,700		1,285,325
Goodpack Ltd.	141,800		176,272
Mapletree Logistics Trust	1,900,000		1,229,864
Olam International Ltd.	1,023,200	(g)	2,114,890
Singapore Exchange Ltd.	144,800		815,865

Total			6,531,344

Issuer	Shares		Value(a)
South Africa (2.5%)
Mr Price Group Ltd.	134,099		929,525
Naspers Ltd., Series N	44,850		1,914,931
Northam Platinum Ltd.	75,700		457,276

Total			3,301,732

South Korea (2.6%)
MegaStudy Co., Ltd.	4,865		701,817
Mirae Asset Securities Co., Ltd.	10,403		513,728
NHN Corp.	7,650	(b)	1,190,259
Taewoong Co., Ltd.	3,800		172,552
Woongjin Coway Co., Ltd.	26,490		936,312

Total			3,514,668

Spain (0.5%)
Red Electrica Corp. SA	15,080		660,214

Sweden (2.2%)
East Capital Explorer AB	24,500	(b)	260,508
Hexagon AB, Series B	109,495	(g)	1,838,544
Sweco AB, Series B	113,313		784,923

Total			2,883,975

Switzerland (3.0%)
Aryzta AG	6,750		275,731
Bank Sarasin & Cie AG, Series B	19,240		713,072
Geberit AG	5,393		881,831
Kuehne & Nagel International AG	9,474		1,016,079
Partners Group Holding AG	2,800		395,199
Sika AG	398		749,379

Total			4,031,291

Taiwan (2.4%)
Everlight Electronics Co., Ltd.	380,000		1,086,427
Formosa International Hotels Corp.	40,080		575,455
Simplo Technology Co., Ltd.	195,000		1,079,640
Yuanta Financial Holding Co., Ltd.	802,000		449,054

Total			3,190,576

Thailand (0.1%)
LPN Development PCL	454,000		130,403

United Kingdom (6.0%)
Abcam PLC	17,161		409,243
Archipelago Resources PLC	576,200	(b)	345,780
Chemring Group PLC	22,823		1,034,107
Cobham PLC	253,624		945,038
Intertek Group PLC	58,304		1,442,533
Micro Focus International PLC	113,287		734,583
N Brown Group PLC	73,998		263,769
Rotork PLC	15,511		367,462
RPS Group PLC	104,721		320,379
Serco Group PLC	185,186		1,608,130
Smith & Nephew PLC	28,389		246,972
Tullow Oil PLC	15,600		301,285

Total			8,019,281

Issuer	Shares		Value(a)
United States (3.5%)
Alexion Pharmaceuticals, Inc.	18,220	(b)	990,439
Atwood Oceanics, Inc.	39,064	(b)	1,062,541
BioMarin Pharmaceutical, Inc.	16,481	(b)	360,110
Bristow Group, Inc.	8,880	(b)	296,858
Central European Distribution Corp.	26,059	(b)	679,358
FMC Technologies, Inc.	7,709	(b)	487,826
Oceaneering International, Inc.	3,888	(b)	192,378
World Fuel Services Corp.	23,133		602,615

Total			4,672,125

Total Common Stocks (Cost: $123,593,656)			$127,482,801

Preferred Stocks (0.1%)

Issuer	Shares	Value(a)
United States
Grubb & Ellis Co.
12.000% Convertible	2,200	$174,196

Total Preferred Stocks (Cost: $220,000)		$174,196

Rights (—%)(c)

Issuer	Shares		Value(a)
Australia
SAI Global Ltd.	24,798	(b)	$8,748

Total Rights (Cost: $—)			$8,748

Warrants (—%)(c)

Issuer	Shares		Value(a)
United Kingdom (—%)
Titanium Asset Management Corp.	95,000	(b,d,e)	$—

United States (—%)
Rentech, Inc.	7,000	(b,e)	2,456

Total Warrants (Cost: $—)			$2,456

Bonds (—%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
United States
Nova Biosource Fuels
Convertible
09-30-12	10.000%	$948,707	(b,d,j)	$—

Total Bonds (Cost: $948,707)				$—

Money Market Fund (4.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	5,358,436	(h)	$5,358,436

Total Money Market Fund (Cost: $5,358,436)			$5,358,436

Investments of Cash Collateral Received for Securities on Loan (4.5%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(i)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $6,017,762	0.210%	$6,017,657	$6,017,657

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,017,657)			$6,017,657

Total Investments in Securities (Cost: $136,138,456)(k)			$139,044,294

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	1.5%	$1,979,145
Air Freight & Logistics	0.8	1,071,568
Auto Components	0.3	386,991
Beverages	0.5	679,358
Biotechnology	1.3	1,759,792
Building Products	1.0	1,273,792
Capital Markets	1.9	2,560,087
Chemicals	4.6	6,174,844
Commercial Banks	2.3	3,086,281
Commercial Services & Supplies	2.9	3,887,100
Communications Equipment	0.3	429,146
Computers & Peripherals	1.7	2,289,196
Construction & Engineering	3.0	4,008,970
Construction Materials	0.5	712,872
Consumer Finance	0.8	1,028,471
Containers & Packaging	0.8	1,039,157
Diversified Consumer Services	1.9	2,596,655
Diversified Financial Services	2.1	2,832,236
Diversified Telecommunication Services	0.3	410,882
Electric Utilities	1.2	1,590,097
Electrical Equipment	1.6	2,062,829
Electronic Equipment, Instruments & Components	2.4	3,144,520
Energy Equipment & Services	3.8	5,052,436
Food & Staples Retailing	2.2	2,908,963
Food Products	2.0	2,737,408
Gas Utilities	1.0	1,373,738
Health Care Equipment & Supplies	3.0	3,977,439
Health Care Providers & Services	1.6	2,074,860
Hotels, Restaurants & Leisure	2.7	3,655,906
Household Durables	2.2	2,896,598
Industrial Conglomerates	0.3	348,774
Internet & Catalog Retail	0.8	1,117,743
Internet Software & Services	1.4	1,903,102
IT Services	0.4	555,680
Leisure Equipment & Products	0.3	358,690
Life Sciences Tools & Services	0.6	839,650
Machinery	6.1	8,128,043
Marine	0.8	1,016,079
Media	2.9	3,827,114
Metals & Mining	2.9	3,848,825
Money Market Fund	4.0	5,358,436
Multiline Retail	1.7	2,264,086
Multi-Utilities	0.3	415,682
Office Electronics	0.6	743,944
Oil, Gas & Consumable Fuels	1.4	1,904,104
Other Industry	0.1	174,196
Paper & Forest Products	1.2	1,643,545
Personal Products	1.3	1,704,562
Pharmaceuticals	0.9	1,215,260
Professional Services	2.7	3,613,889
Real Estate Investment Trusts (REITs)	4.9	6,559,138
Real Estate Management & Development	0.7	994,306
Road & Rail	1.5	1,984,856
Software	1.2	1,636,169
Specialty Retail	1.3	1,789,555
Textiles, Apparel & Luxury Goods	2.0	2,665,749
Thrifts & Mortgage Finance	0.6	764,804
Trading Companies & Distributors	0.3	418,909
Transportation Infrastructure	4.2	5,550,410
Other(1)	4.5	6,017,657

Total		$139,044,294

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 2, 2010	12,087,885 (JPY)	138,021 (USD)	$—	$(1,901)

Aug. 2, 2010	11,778 (USD)	9,061 (EUR)	29	—

Aug. 2, 2010	9,869 (USD)	866,205 (JPY)	157	—

Aug. 2, 2010	10,034 (USD)	13,706 (SGD)	48	—

Aug. 2, 2010	10,033 (USD)	73,742 (ZAR)	91	—

Aug. 3, 2010	112,216 (AUD)	100,108 (USD)	—	(1,391)

Aug. 3, 2010	2,100,001 (JPY)	24,107 (USD)	—	(201)

Aug. 3, 2010	550 (USD)	617 (AUD)	8	—

Aug. 3, 2010	44,628 (USD)	34,114 (EUR)	—	(177)

Aug. 4, 2010	62,306 (AUD)	56,163 (USD)	—	(186)

Aug. 4, 2010	2,772,745 (JPY)	32,137 (USD)	41	—

Aug. 4, 2010	1,390 (USD)	1,544 (AUD)	6	—

Aug. 4, 2010	2,540 (USD)	1,946 (EUR)	—	(5)

Aug. 4, 2010	7,561 (USD)	652,350 (JPY)	—	(10)

Aug. 4, 2010	1,616 (USD)	2,200 (SGD)	3	—

Aug. 4, 2010	3,718 (USD)	27,261 (ZAR)	24	—

Aug. 5, 2010	1,222 (USD)	8,975 (ZAR)	9	—

Aug. 6, 2010	1,215 (USD)	8,867 (ZAR)	14	—

Total			$430	$(3,871)

Notes to Portfolio of Investments

ADR — American Depositary Receipt

AUD — Australian Dollar

EUR — European Monetary Unit

JPY — Japanese Yen

SGD — Singapore Dollar

ZAR — South African Rand

(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Negligible market value.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2010 was $58,871, representing 0.04% of net assets. Information concerning such security holdings at July 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Peace Mark Holdings Ltd.	06-04-08	$102,024
Rentech, Inc.	04-20-07	—
Titanium Asset Management Corp.	06-13-07	—
Value Creation, Inc.	08-10-06 thru 04-30-07	591,585

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	At July 31, 2010, security was partially or fully on loan.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,367,583
Fannie Mae Principal Strip	261,228
Federal Farm Credit Bank	724,648
Federal Home Loan Mortgage Corp	2,567,668
Freddie Mac Strips	1,216,900

Total market value of collateral securities	$6,138,027

(j)	This position is in bankruptcy.

(k)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $136,138,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,809,000
Unrealized depreciation	(5,903,000)

Net unrealized appreciation	$2,906,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Capital Markets	$2,503,672	$—	$56,415	$2,560,087
Health Care Equipment & Supplies	3,272,657	704,782	—	3,977,439
All Other Industries	120,945,275	—	—	120,945,275
Preferred Stocks	—	174,196		174,196
Rights	—	8,748		8,748
Warrants	—	2,456	—	2,456

Total Equity Securities	126,721,604	890,182	56,415	127,668,201

Other
Affiliated Money Market Fund(c)	5,358,436	—	—	5,358,436
Investments of Cash Collateral Received for Securities on Loan	—	6,017,657	—	6,017,657

Total Other	5,358,436	6,017,657	—	11,376,093

Investments in Securities	132,080,040	6,907,839	56,415	139,044,294
Other Financial Instruments(d)	—	(3,441)	—	(3,441)

Total	$132,080,040	$6,904,398	$56,415	$139,040,853

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $27,185,916. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(535,170)
Net purchases (sales)	591,585
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$56,415

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $(535,170).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource International Managers Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	September 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 28, 2010